Finance Income - Summary of Finance Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Finance Income [Abstract]
Interest income from banks deposits	€ 792	€ 648	€ 538
Income from financial discounts	18	8	18
Interest income on loans to associates			10
Other financial income	180	96	57
Gain from the sale of an associate			12,258
Foreign currency exchange rate gains	13,487	19,995	7,588
Derivatives revaluation	5,703	3,551	950
Other fair value adjustments	70	752	290
Total finance income	€ 20,250	€ 25,050	€ 21,709